Nature of Operations, Corporate History, and Going Concern (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Nature of operations, corporate history, and going concern (Textual)
Net loss	$ (1,956,982)	$ (1,663,985)	$ (5,302,904)	$ (5,465,486)	$ (8,048,221)	$ (11,138,312)
Negative cash flow from operations			(5,348,629)	(4,514,674)	(6,327,425)	(9,850,850)
Accumulated deficit	(65,893,587)		(65,893,587)		(60,578,345)	(52,441,337)
Cash equivalents on hand	$ 4,973,378	$ 2,152,233	$ 4,973,378	$ 2,152,233	3,718,758	$ 5,971,995	$ 6,586,014
Net proceed from underwritten public offering					$ 6,700,000